Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000234653
Shareholder Report [Line Items]
Fund Name	Fairlead Tactical Sector ETF
Trading Symbol	TACK
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	877-865-9549
Additional Information Website	https://funddocs.filepoint.com/fairlead/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fairlead Tactical Sector ETF	$29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (March 22, 2022)
Fairlead Tactical Sector ETF - NAV	8.27%	5.25%
Russell 1000 Equal Weight Index	8.54%	4.25%
Morningstar Moderate Target Risk Index	10.47%	5.75%

The Morningstar Moderate Target Risk Index is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 877-865-9549 or visit https://www.fairleadfunds.com/tack for updated performance information.

Performance Inception Date	Mar. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 265,086,380
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 689,096
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$265,086,380
Number of Portfolio Holdings	10
Advisory Fee	$689,096
Portfolio Turnover	3%

Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Exchange-Traded Funds	99.5%

C000206278
Shareholder Report [Line Items]
Fund Name	Reynders, McVeigh Core Equity Fund
Class Name	Institutional Shares
Trading Symbol	ESGEX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-950-6868
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 93,683,790
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 250,750
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$93,683,790 Number of Portfolio Holdings49 Advisory Fee (net of waivers)$250,750 Portfolio Turnover12%
Holdings [Text Block]

Country Weighting (% of net assets)

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Communications	4.6%
Consumer Discretionary	5.5%
Materials	6.3%
Financials	6.6%
Consumer Staples	7.1%
Health Care	15.3%
Industrials	22.1%
Technology	31.8%

C000246834
Shareholder Report [Line Items]
Fund Name	The Nightview Fund
Trading Symbol	NITE
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 27,682,390
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 152,284
InvestmentCompanyPortfolioTurnover	57.00%